Intangible Assets (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Balance, beginning of year		$ 2,496	$ 0
Increase in intangibles due to acquisition	[1]	0	2,872
Amortization		(410)	(376)
Balance, end of year		$ 2,086	$ 2,496

[1]	The increase in goodwill and intangible assets relates to the acquisition of a Field Marketing Office (FMO). See note 19 for further details regarding the acquisition.